Stockholders’ Equity - Schedule of Weighted Average Assumptions used to Estimate the Fair Value of Stock Options and Warrants Granted (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2024
Share-Based Payment Arrangement, Option [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility	83.91%	110.42%
Expected life (years)	6 years	6 years
Risk-free interest rate	3.97%	4.26%
Dividend rate
Share-Based Payment Arrangement, Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Volatility		79.42%
Expected life (years)		2 years
Risk-free interest rate		3.95%
Dividend rate